EQUITY (Restricted Share Units Granted to Employees and Non-Employees) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Number of options granted	0	0	0
Shares granted, vesting period	4 years